SCHEDULE OF CHANGE IN THE PRESENT VALUE OF THE DEFINED BENEFIT PLAN LIABILITY (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Employee Benefits
Balance, opening	$ (100,430)	$ (91,533)
Interest costs	(2,971)	(5,614)
Current service cost	(2,966)	(5,605)
Actuary loss for change of assumptions	5,171	9,770
Translation differences	(2,794)	(7,448)
Balance, ending	$ (103,990)	$ (100,430)